TOTAL SALES - Sales by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	€ 44,060	€ 41,649	€ 44,859
Asia
Revenues	16,009	15,872	17,938
France
Revenues	12,251	10,021	11,350
United States
Revenues	5,524	5,611	5,194
Other geographical Areas
Revenues	€ 10,276	€ 10,146	€ 10,377